Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2014	4,207,414
Balance at Dec. 31, 2014	$ 3,000	$ 213,333,000		$ (254,560,000)	$ (41,224,000)
Warrant Exchange (in shares)	3,546,203
Warrant Exchange	$ 2,000	35,531,000			35,533,000
Common stock issued for outside services (in shares)	12,667
Common stock issued for outside services	$ 172,000	172,000			172,000
Common stock issued in private placement, net of expenses (in shares)	1,401,667
Common stock issued in private placement, net of expenses	$ 1,000	2,620,000			2,621,000
Share-based Compensation Expense		1,397,000			1,397,000
Net loss				(7,223,000)	(7,223,000)
Balance (in shares) at Dec. 31, 2015	9,167,960
Balance at Dec. 31, 2015	$ 6,000	253,053,000		(261,783,000)	(8,724,000)
Common stock issued for outside services (in shares)	39,167
Common stock issued for outside services	$ 235,000	235,000			235,000
Share-based Compensation Expense		697,000			697,000
Net loss				(17,936,000)	(17,936,000)
Balance (in shares) at Dec. 31, 2016	9,214,743
Balance at Dec. 31, 2016	$ 6,000	254,385,000		(279,719,000)	(25,328,000)
Warrants Exercised (in shares)	7,616
Warrants Exercised		46,000			46,000
Extinguishment of Debt		$ 354,000			$ 354,000